THE ALGER INSTITUTIONAL FUNDS

                     SUPPLEMENT DATED OCTOBER 2, 2006 TO THE
                       STATEMENT OF ADDITIONAL INFORMATION
                               DATED MARCH 1, 2006
                             AS SUPPLEMENTED TO DATE

Effective October 2, 2006, Frederick M. Alger, III retired as an officer and Trustee of the Trust, as planned. The firm expresses its deep appreciation and gratitude for the extraordinary vision and leadership exemplified by Mr. Alger over the past four decades.

     The following updates the information contained under the heading "Trustees and Officers of the Fund" on page 19.

                                                                                                                        NUMBER OF
                                                                                                                       PORTFOLIOS
                                                                                                                      IN THE ALGER
                                                                                                                      FUND COMPLEX
                                                                                                        TRUSTEE         WHICH ARE
   NAME, AGE, POSITION WITH                                                                             AND/OR          OVERSEEN
   THE FUND AND ADDRESS                         PRINCIPAL OCCUPATIONS                                OFFICER SINCE     BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Interested Trustees
-------------------

Dan C. Chung                    President since September 2003 and Chief Investment Officer               2001             16
     Trustee and                and Director since 2001 of Alger Management; President since
     President                  2003 and Director since 2001 of Alger Associates, Inc.
     c/o Fred Alger             Alger ("Associates"), Alger Properties, Inc. ("Properties"),
     Management, Inc.           Shareholder Services, Inc. ("Services"), Alger Life Insurance
     111 Fifth Avenue           Agency, Inc. ("Agency"), Fred Alger International Advisory S.A.
     New York, NY 10003         ("International") (Director since 2003) and Analysts Resources, Inc.
                                ("ARI"); President of the five investment companies in the Alger
                                Fund Complex since September 2003; Trustee/Director of four of
                                The six investment companies in the Alger Fund Complex since
                                2001; senior analyst with Alger Management 1998-2001.

Hilary M. Alger, CFA (44)       Trustee/Director of all of the six investment companies                   2003             23
   Trustee                      in the Alger Fund Complex since 2003; Director of Development,
   c/o Fred Alger               Pennsylvania Ballet since 2004; Associate Director of
   Management, Inc.             Development, College of Arts and Sciences and Graduate
   111 Fifth Avenue             School, University of Virginia 1999-2003; Director of
   New York, NY 10003           Development and Communications, Lenox Hill Neighborhood
                                House 1997-99.

Non-Interested Trustees
-----------------------

Charles F. Baird, Jr. (52)      Managing Partner of North Castle Partners, a private equity               2000             16
   Trustee                      securities group; Chairman of Equinox, Leiner Health Products,
   c/o Fred Alger               Elizabeth Arden Day Spas, Grand Expeditions of EAS;
   Management, Inc.             Trustee/Director of four of the six investment companies in the
   111 Fifth Avenue             Alger Fund Complex. Formerly Managing Director of
   New York, NY 10003           AEA Investors, Inc.

Roger P. Cheever (60)           Senior Associate Dean of Development, Harvard University;                 2000             16
   Trustee                      Trustee/Director of four of the six investment companies in the
   c/o Fred Alger               Alger Fund Complex. Formerly Deputy Director of the Harvard
   Management, Inc.             College Fund.
   111 Fifth Avenue
   New York, NY 10003

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


                                                                                                                        NUMBER OF
                                                                                                                       PORTFOLIOS
                                                                                                                      IN THE ALGER
                                                                                                                      FUND COMPLEX
                                                                                                        TRUSTEE         WHICH ARE
   NAME, AGE, POSITION WITH                                                                             AND/OR          OVERSEEN
   THE FUND AND ADDRESS                         PRINCIPAL OCCUPATIONS                                OFFICER SINCE     BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Lester L. Colbert, Jr. (72)     Private investor since 1988; Trustee/Director of three of the             2000             17
   Trustee                      six investment companies in the Alger Fund Complex since
   c/o Fred Alger               2000, of one since 2003, and of another since 1974. Chairman
   Management, Inc.             of the Board, President and Chief Executive Officer of Xidex
   111 Fifth Avenue             Corporation 1972-87.
   New York, NY 10003

Stephen E. O'Neil (73)          Attorney; Private investor since 1981; Director of Brown-                 1993             23
   Trustee                      Forman Corporation since 1978; Trustee/Director of the six
   c/o Fred Alger               investment companies in the Alger Fund Complex since the
   Management, Inc.             inception of each; of Counsel to the law firm of Kohler & Barnes
   111 Fifth Avenue             to 1998.
   New York, NY 10003

Nathan E. Saint-Amand           Medical doctor in private practice; Member of the Board of the 1993        23
   M.D. (68)                    Manhattan Institute since 1988; Trustee/Director of each of
   Trustee                      the six investment companies in the Alger Fund Complex since
   c/o Fred Alger               the later of 1986 or its inception; formerly Co-Chairman, Special
   Management, Inc.             Projects Committee, Memorial Sloan Kettering.
   111 Fifth Avenue
   New York, NY 10003

Officers
--------

Frederick A  Blum (52)          Executive Vice President and Treasurer of Alger Inc.,                     1996             N/A
   Treasurer                    Alger Management, Properties, Associates, ARI, Services
   c/o Fred Alger               and Agency since September 2003 and Senior Vice President
   Management, Inc.             prior thereto; Treasurer or Assistant Treasurer, and Assistant
   30 Montgomery Street         Secretary, of each of the six investment companies in the
   Jersey City, NJ 07302        Alger Fund Complex since the later of 1996 or its inception;
                                Director of SICAV and International and Chairman of the Board
                                (and prior thereto Senior Vice President) since 2003.

Hal Liebes (42)                 Executive Vice President, Chief Legal Officer, Chief Operating            2005             N/A
   Secretary and                Officer and Secretary of Alger Inc. and Alger Management,
   Chief Operating Officer      Secretary of the six funds in the Alger Fund Complex. Formerly
   c/o Fred Alger               Chief Compliance Officer 2004-2005, AMVESCAP PLC;
   Management, Inc.             U.S. General Counsel 1994-2002 and Global General Counsel
   111 Fifth Avenue             2002-2004, Credit Suisse Asset Management.
   New York, NY 10003

Michael D. Martins (40)         Senior Vice President of Alger Management; Assistant                      2005             N/A
   Assistant Treasurer          Treasurer of the six funds in the Alger Fund Complex since
   c/o Fred Alger               2004. Formerly Vice President, Brown Brothers Harriman & Co.
   Management, Inc.             1997-2004.
   30 Montgomery Street
   Jersey City, NJ 07302

Lisa Moss (41)                  Vice President and Assistant General Counsel of Alger                     2006             N/A
   Assistant Secretary          Management since June 2006.  Formerly Director of Merrill
     c/o Fred Alger             Lynch Investment Managers, L.P. from 2005-2006; Assistant
     Management, Inc.           General Counsel of AIM Management, Inc. from 1995-2005.
     111 Fifth Avenue
     New York, NY 10003

                                                                                                                        NUMBER OF
                                                                                                                       PORTFOLIOS
                                                                                                                      IN THE ALGER
                                                                                                                      FUND COMPLEX
                                                                                                        TRUSTEE         WHICH ARE
   NAME, AGE, POSITION WITH                                                                             AND/OR          OVERSEEN
   THE FUND AND ADDRESS                         PRINCIPAL OCCUPATIONS                                OFFICER SINCE     BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
Barry Mullen (53)               Senior Vice President and Director of Compliance of Alger                 2006             N/A
    Chief Compliance Officer    Management since May 2006.  Formerly, Director of BlackRock,
    c/o Fred Alger              Inc. from 2005-2006; Vice President of J.P. Morgan Investment
    Management, Inc.            Management from 1996-2004.
    111 Fifth Avenue
    New York, NY 10003

     The following replaces the third paragraph under the heading "Trustees and Officers of the Fund" on page 20 of the Statement of Additional Information.

Mr. Chung and Ms. Alger are "interested persons" (as defined in the 1940 Act) of the Trust because of their positions with Alger Management and its affiliates. No Trustee is a director of any public company except as may be indicated under "Principal Occupations."

     The line item regarding Mr. Alger's ownership of securities of the Trust and of the funds in the Alger Fund Complex is deleted from the second table on page 21 of the Statement of Additional Information.


                                                                      ISAI100206


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